Derivatives - Hedges of net investments in foreign operations (Details) number in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	$ 1,538,000,000	$ 1,663,000,000
Fair value of hedging liabilities	$ 2,914,000,000	$ 2,771,000,000
Notional amount	193,240	208,905
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss	$ 0
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	163,000,000	$ 0
Fair value of hedging liabilities	$ 0	$ 485,000,000
Notional amount	5,000	10,500